CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 10,515	$ 11,828	$ 28,118
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	3,522	2,783	1,700
Loss related to equipment and inventory damage	148	509
Amortization of deferred stock-based compensation	2,095	1,927	1,435
Decrease (increase) in deferred income tax assets, net	1,898	694	(2,500)
Increase (decrease) in liability for employee termination benefits, net	17	(27)	43
Increase in trade accounts receivables	(10,585)	(3,960)	(240)
Increase in inventories	(1,783)	(10,513)	(1,056)
Increase in other current and long term assets	(1,234)	(467)	(305)
Increase (decrease) in trade accounts payables and other long term liabilities	4,517	2,510	(1,639)
Increase in other current liabilities	3,054	283	159
Increase (decrease) in short and long term deferred revenues	(1,173)	2,151	(614)
Net cash provided by operating activities	10,991	7,718	25,101
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(4,513)	(8,792)	(30,685)
Decrease (increase) in long-term interest-bearing bank deposits	(345)	140	86
Proceeds from (investments in) short-term held to maturity securities		1,582	(1,582)
Investments in short-term available for sale securities	(1,845)
Reimbursement from insurance claim	219
Purchase of fixed assets	(4,119)	(3,660)	(2,307)
Net cash used in investing activities	(10,603)	(10,730)	(34,488)
CASH FLOWS - FINANCING ACTIVITIES
Shares issued under employee share-based plans	1,191	259	2,709
Net cash provided by financing activities	1,191	259	2,709
Increase (decrease) in cash and cash equivalents	1,579	(2,753)	(6,678)
Cash and cash equivalents - beginning of year	15,963	18,716	25,394
Cash and cash equivalents - end of year	$ 17,542	$ 15,963	$ 18,716